Fair Value Hierarchy - Summary of Financial Instruments Measured at Amortized Cost (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instruments [Line Items]
FVPL	$ 1,004,000	$ 8,319,000
Amortized cost	528,502,000	186,535,000
Total	529,506,000	194,854,000
FVPL	(886,000)	(2,896,000)
Amortized cost	(282,174,000)	(142,865,000)
Total	(283,060,000)	(145,761,000)
dLocal Group Limited
Disclosure of Financial Instruments [Line Items]
FVPL	0	0
Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL	1,004,000	8,319,000
Total	1,004,000	8,319,000
Other Assets
Disclosure of Financial Instruments [Line Items]
Amortized cost	1,339,000	2,017,000
Total	1,339,000	2,017,000
Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
Amortized cost	190,966,000	72,785,000
Total	190,966,000	72,785,000
Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
Amortized cost	336,197,000	111,733,000
Total	336,197,000	111,733,000
Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Amortized cost	(277,160,000)	(142,865,000)
Total	(277,160,000)	(142,865,000)
Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(5,014,000)
Total	5,014,000
Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Total	(665,000)
Contingent Consideration Liability | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL	(665,000)
Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
FVPL	(221,000)
Total	(221,000)	(2,896,000)
Derivative Financial Instruments | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL		(2,896,000)
Level 1
Disclosure of Financial Instruments [Line Items]
Total	1,004,000	8,319,000
Level 1 | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
Total	1,004,000		$ 8,319,000
Level 2
Disclosure of Financial Instruments [Line Items]
Total	221,000	2,896,000
Level 2 | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total	(221,000)	$ (2,896,000)
Level 3
Disclosure of Financial Instruments [Line Items]
Total	665,000
Level 3 | Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Total	$ (665,000)